Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 6 – Other Current Assets

Other current assets included the following as of September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
Security deposits	$52,100	$50,000
Prepaid expenses	47,041	35,150
	$99,141	$85,150

Note 6 – Other Current Assets

Other current assets included the following as of December 31, 2016 and 2015, respectively:

	December 31, 2016	December 31, 2015
Security deposit, facility lease	$50,000	$-
Prepaid expenses	35,150	625
	$85,150	$625